Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Oct. 02, 2018	Sep. 30, 2017
Subsequent Event [Line Items]
Proceeds of issuance of ordinary shares, net of issuance costs		$ 63,418
Underwritten Public Offering | Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares, shares	4,600,000
Price per share	$ 18.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 77,100
Underwritten Public Offering | Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Underwriter option to purchase additional shares	600,000